[Translation]

SEMI-ANNUAL REPORT

(During the 47th Term)

From: January 1, 2007

To: June 30, 2007

To: Director of Kanto Local Finance Bureau

Filing Date: September 28, 2007

Name of the Registrant Trust:	VANGUARD INDEX FUNDS

Name of Trustees:	John J. Brennan,
Chairman and Chief Executive Officer

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report

  are available for Public Inspection

Not applicable.

1. STATUS OF INVESTMENT PORTFOLIO

(1) Diversification of Investment Portfolio

- VANGUARD SMALL-CAP INDEX FUND (Includes All Share Classes)

(hereinafter referred to as the "Fund")

As of July 31, 2007

Type of Assets	Name of Country	Market Value Total Dollar	Investment Ratio (%)
Common Stocks	UNITED STATES	$14,775,858,900.39	99.14
	CANADA	$7,416,855.19	0.05
	BERMUDA	$35,600,904.89	0.24
	GREECE	$11,866,968.30	0.08
	CAYMAN ISLANDS	$2,966,742.07	0.02
Corporate Bonds		~	~
Mortgage/Asset-backed Bonds		~	~
Sub Total		$14,833,710,370.84	99.53
Cash, Deposit, and Other Assets (After Deduction of Liabilities)		$69,600,852.75	0.47
Total (Net Asset Value)		$14,903,311,223.59	100
Total Yen (Net Asset Value)		¥1,764,322

Note 1: Net Asset Value For Investor Shares = $6,777,925,490 as of the end of July 2006.

Note 2:	Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.
Note 3:

The Yen amount is translated for convenience at the rate of $1.00 = ¥ 118.94 (the mean of the exchange rate quotations by The Bank of Tokyo UFJ - Mitsubishi, Ltd. for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on July 31, 2007). The same applies hereafter.

Note 4:	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.
Note 5:

In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

(2) Results of Past Operations

(i) Record of Changes in Net Assets

Record of changes in net assets during the one- year period up to and including the end of July 2007 at each end of the month is as follows.

-	VANGUARD SMALL-CAP INDEX FUND – INVESTOR SHARES

		Total Net Asset Value		Net Asset Value per Share
		US$ (millions)	Yen (millions)	US$	Yen
2006 End of	August	6,392	0	30.13	0
	September	6,423	0	31.40	0
	October	6,737	0	31.98	0
	November	6,959	0	32.97	0
	December	6,808	0	32.62	0
2007 End of	January	6,991	0	33.40	0
	February	6,953	0	33.36	0
	March	6,951	0	33.76	0
	April	7,182	0	34.66	0
	May	7,383	0	36.19	0
	June	7,217	0	35.61	0
	July	6,778	0	33.56	0

(ii) Record of Distributions Paid

Amount of distributions per Share for each month from August 2006 to July 2007 are shown below.

- VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES

Total Distributions
		US$	Yen
2006 End of	August	-	-
	September	-	-
	October	-	-
	November	-	-
	December	0.353	0
2007 End of	January	-	-
	February	-	-
	March	0.006	0.000
	April	-	-
	May	-	-
	June	-	-
	July	-	-

(iii) Record of Changes in Annual Return

Period	Annual Return
August 1, 2006 to July 31, 2007	15.097%

Note: Annual Return (%) = 100 x (a-b) / b

a = the Net Asset Value per share on July 31, 2007, including total amount of distributions made during the above period.

b = the Net Asset Value per share after distribution on July 31, 2006.

(3) Miscellaneous

(i) Total Return

Total Return reflects past performance and doesn’t indicate future performance. The price of shares, yield and return by the actual investment may fluctuate, when investors sell the units, they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

(As of the end of July 2007)

past 1 month	past 1 year	past 3 years	past 5 years	past 10 years	since the establishment*
-5.76%	15.14%	14.77%	16.98%	8.57%	11.14%

* The date of the establishment is October 3, 1960.

(ii) annual performance

Year	Capital Return	Income Return	Total Return
2006	14.38%	1.26%	15.64%
2005	6.30%	1.06%	7.36%
2004	18.72%	1.18%	19.90%
2003	44.32%	1.31%	45.63%
2002	-20.99%	0.97%	-20.02%
2001	1.95%	1.15%	3.10%
2000	-3.88%	1.21%	-2.67%
1999	21.79%	1.34%	23.13%
1998	-3.97%	1.36%	-2.61%
1997	23.18%	1.41%	24.59%
1996	16.63%	1.48%	18.12%

(iii) monthly performance

	Net Asset Value in dollar (%)		Net Asset Value in dollar (%)		Net Asset Value in dollar (%)		Net Asset Value in dollar (%)
June, 1990	0.27	April, 1992	-3.04	February, 1994	-0.37	December, 1995	2.81
July, 1990	-4.27	May, 1992	1.18	March, 1994	-5.07	January, 1996	0.16
August, 1990	-12.91	June, 1992	-4.80	April, 1994	0.72	February, 1996	3.43
September, 1990	-8.85	July, 1992	3.58	May, 1994	-0.84	March, 1996	1.87
October, 1990	-5.96	August, 1992	-2.44	June, 1994	-3.26	April, 1996	5.59
November, 1990	7.84	September, 1992	1.69	July, 1994	1.75	May, 1996	3.93
December, 1990	4.54	October, 1992	3.17	August, 1994	5.50	June, 1996	-3.79
January, 1991	8.58	November, 1992	6.98	September, 1994	-0.31	July, 1996	-8.45

February, 1991	11.38	December, 1992	3.36	October, 1994	-0.38	August, 1996	5.94
March, 1991	6.91	January, 1993	3.77	November, 1994	-3.92	September, 1996	3.76
April, 1991	-0.44	February, 1993	-1.85	December, 1994	2.57	October, 1996	-1.45
May, 1991	4.36	March, 1993	3.07	January, 1995	-1.00	November, 1996	4.36
June, 1991	-5.45	April, 1993	-2.84	February, 1995	3.64	December, 1996	2.41
July, 1991	3.69	May, 1993	4.25	March, 1995	2.15	January, 1997	2.27
August, 1991	4.08	June, 1993	0.27	April, 1995	2.23	February, 1997	-2.46
September, 1991	0.42	July, 1993	0.93	May, 1995	1.87	March, 1997	-4.74
October, 1991	2.74	August, 1993	4.23	June, 1995	4.95	April, 1997	0.37
November, 1991	-4.94	September, 1993	2.85	July, 1995	5.82	May, 1997	11.08
December, 1991	8.05	October, 1993	2.59	August, 1995	2.15	June, 1997	5.24
January, 1992	7.96	November, 1993	-2.88	September, 1995	1.72	July, 1997	5.43
February, 1992	3.50	December, 1993	3.29	October, 1995	-4.34	August, 1997	2.24
March, 1992	-3.38	January, 1994	3.64	November, 1995	3.93	September, 1997	7.26

October, 1997	-4.42	August, 1999	-3.79	June, 2001	4.19	April, 2003	9.36
November, 1997	-0.52	September, 1999	-0.14	July, 2001	-5.31	May, 2003	9.54
December, 1997	1.66	October, 1999	0.37	August, 2001	-3.23	June, 2003	2.01
January, 1998	-1.60	November, 1999	5.98	September, 2001	-13.47	July, 2003	5.36
February, 1998	7.49	December, 1999	11.46	October, 2001	5.79	August, 2003	4.83
March, 1998	4.15	January, 2000	-1.69	November, 2001	7.75	September, 2003	-1.64
April, 1998	0.50	February, 2000	16.51	December, 2001	6.05	October, 2003	8.11
May, 1998	-5.36	March, 2000	-6.69	January, 2002	-1.06	November, 2003	3.77
June, 1998	-0.16	April, 2000	-5.96	February, 2002	-2.70	December, 2003	2.40
July, 1998	-7.98	May, 2000	-5.78	March, 2002	8.02	January, 2004	3.94
August, 1998	-19.29	June, 2000	9.29	April, 2002	0.92	February, 2004	1.36
September, 1998	7.53	July, 2000	-3.38	May, 2002	-4.33	March, 2004	1.18
October, 1998	4.21	August, 2000	7.60	June, 2002	-4.52	April, 2004	-4.77
November, 1998	5.31	September, 2000	-2.98	July, 2002	-15.05	May, 2004	1.92
December, 1998	6.23	October, 2000	-4.34	August, 2002	-0.25	June, 2004	4.06
January, 1999	1.23	November, 2000	-10.27	September, 2002	-7.20	July, 2004	-5.88
February, 1999	-8.11	December, 2000	8.61	October, 2002	3.21	August, 2004	-0.35
March, 1999	1.48	January, 2001	5.25	November, 2002	8.88	September, 2004	4.21
April, 1999	8.87	February, 2001	-6.60	December, 2002	-5.59	October, 2004	2.23
May, 1999	1.67	March, 2001	-4.87	January, 2003	-2.75	November, 2004	7.57
June, 1999	5.83	April, 2001	7.76	February, 2003	-3.02	December, 2004	3.62
July, 1999	-2.24	May, 2001	2.45	March, 2003	1.22

January, 2005	-3.58	January, 2006	7.85	January, 2007	2.39
February, 2005	2.09	February, 2006	-0.16	February, 2007	-0.12
March, 2005	-2.26	March, 2006	4.18	March, 2007	1.22
April, 2005	-4.61	April, 2006	0.03	April, 2007	2.67
May, 2005	6.17	May, 2006	-4.94	May, 2007	4.23
June, 2005	3.52	June, 2006	0.20	June, 2007	-1.60
July, 2005	6.25	July, 2006	-3.31	July, 2007	-5.76
August, 2005	-1.67	August, 2006	10.5
September, 2005	0.71	September, 2006	0.86
October, 2005	-3.23	October, 2006	5.20
November, 2005	4.61	November, 2006	3.10
December, 2005	-0.06	December, 2006	0.01

(iv) The contents of the portfolio (as of the end of July 2007)

The number of the shares	1728
The average market capitalization	$1.8 billion dollars
PER	24.0 x
PBR	2.5 x
ROE	11.8%
The rate of gain	17.8%
The fluctuation of sell and purchase	13.9%
Cash ratio	0.0%

(v) Risk analysis (as of the end of July 2007)

R Squared	1.00
Beta	1.00

Note 1 R Squared and Beta are calculated from trailing 36-month fund returns relative to the MSCI® US Small-Cap 1750 Index.

Note 2

“R Squared” is a measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by the fund’s target index benchmark and by an overall market index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore no relationship with the index’s returns, its R-Squared would be 0.

Note 3 “Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of the fund’s target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.

2. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be incorporated.]

3. RECORD OF SALES AND REPURCHASE

Record of sales and repurchase during the following period and number of outstanding Shares of the Fund as of the end of July 2007 are as follows:

Small-Cap Index Fund - Investor Shares

	Number of Units Sold (in thousands)	Number of Units Repurchased (in thousands)	Number of Units Outstanding (in thousands)
(August 1, 2006 - July 31, 2007) U.S. Figures	42,044	54,011	201,978
(August 1, 2006 - July 31, 2007) Sales in Japan	52,725	76,397	259,814

4. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

Not applicable.

(2) Description of Business and Outline of Operation

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company, to render investment management services, JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent.

(3) Miscellaneous

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or the Investment Management Company within the six-month period preceding the filing of this Semi-annual Report.

5. FINANCIAL CONDITIONS OF THE MANAGEMENT COMPANY

Not Applicable.

[Translation]

SEMI-ANNUAL REPORT

(During the 16th Term)

From:  January 1, 2007

To:  June 30, 2007

To:	Director of Kanto Local Finance Bureau

Filing Date:	September 28, 2007

Name of the Fund:	VANGUARD INDEX FUNDS – VANGUARD TOTAL STOCK MARKET INDEX FUND

Name of the Registrant Trust:	VANGUARD INDEX FUNDS

Name of Trustees:	John J. Brennan,
Chairman and Chief Executive Officer

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report are available for Public Inspection

Not applicable.

1.	STATUS OF INVESTMENT PORTFOLIO

(1)	VANGUARD TOTAL STOCK MARKET INDEX FUND (Includes All Share Classes)
(hereinafter referred to as the “Fund”):

As of July 31, 2007:

Type of Assets	Name of Country	Market Value Total Dollar	Investment Ratio (%)
Common Stocks	UNITED STATES	$97,157,380,410.56	99.18
	BERMUDA	$547,263,756.74	0.56
	CAYMAN ISLANDS	$88,888,694.51	0.09
	CANADA	$79,243,425.73	0.08
	SINGAPORE	$40,758,324.70	0.04
	NETERLANDS	$19,446,868.47	0.02
	CHINA	$13,419,486.72	0.01
	BRITISH VIRGIN ISLANDS	$8,749,260.80	0.01
	RUSSIA	$4,604,517.54	0.00
	GREECE	$3,513,078.69	0.00
Corporate Bonds		~	~
Mortgage/Asset-backed Bonds		~	~
Sub Total		97,963,267,824.46	100
Cash Deposit, and Other Assets (After Deduction of Liabilities)		~	~
Total (Net Asset Value)		97,963,267,824.46	100
Total Yen (Net Asset Value)		¥11,651,751

Note 1  Net Asset Value For Investor Shares is $45,416,700,706 as of the end of July 2007.

Note 2  Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 3  Dollar amount is translated for convenience at the rate of $1.00=¥118.94 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on the 31st of July, 2007). The same applies hereinafter.

Note 4:  Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.

Note 5  In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2)	Results of Past Operations

(i)	Record of Changes in Net Assets:
Record of changes in net assets during the one- year period up to and including the end of July 2007 at each end of the month is as follows.

- VANGUARD TOTAL STOCK MARKET INDEX FUND – INVESTOR SHARES

	Total Net Asset Value		Net Asset Value per share
	US$ (millions)	Yen (millions)	US$	Yen
2006 End of August	35,057	0	31.41	0
September	36,026	0	32.00	0
October	37,480	0	33.13	0
November	38,317	0	33.87	0
December	39,095	0	34.09	0
2007 End of January	40,924	0	34.73	0
February	40,862	0	34.17	0
March	42,301	0	34.41	0
April	44,703	0	35.79	0
May	46,433	0	37.11	0
June	46,261	0	36.36	0
July	45,417	0	35.12	0

(ii)	Record of Distributions Paid

Amount of distributions per Share for each month from August 2006 to July 2007 are shown below..

- VANGUARD TOTAL STOCK MARKET INDEX FUND - INVESTOR SHARES
Total Distributions
	US$	Yen
2006 End of August	-	-
September	0.120	0.00
October	-	-
November	-	-
December	0.164	0.00
2007 End of January	-	-
February	-	-
March	0.140	0.00
April	-	-
May	-	-
June	0.130	0.00
July	-	-

(iii)	Record of Changes in Annual Return

Annual Return (%)
August 1, 2006 – July 31, 2007	16.202%

Note:	Annual Return (%) = 100 x (a-b) / b

a =	the Net Asset Value per share as of July 31, 2007, including total amount of distributions made during the above period.

b =	the Net Asset Value per share after distribution as of July
31, 2006.

(3)	Miscellaneous

(i)	Total Return

Total Return reflects past performance and doesn’t indicate future performance. The price of shares, yield and return by the actual investment may fluctuate, when investors sell the units, they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

(As of the end of July 2007)
past 1 month	past 1 year	past 3 years	past 5 years	past 10 years	since the establishment*
-3.41%	16.27%	12.68%	12.86%	6.43%	10.72%

* The date of the establishment is April 27, 1992.

(ii)	annual performance

Year	Capital Return	Income Return	Total Return
2006	13.63%	1.88%	15.51%
2005	4.28%	1.71%	5.98%
2004	10.70%	1.82%	12.52%
2003	29.50%	1.86%	31.35%
2002	-22.03%	1.07%	-20.95%
2001	-12.03%	1.06%	-10.97%
2000	-11.52%	0.94%	-10.57%
1999	22.44%	1.37%	23.81%
1998	21.69%	1.57%	23.26%
1997	29.02%	1.97%	30.99%
1996	18.91%	2.06%	20.96%

* The date of the establishment is April 27, 1992.

(iii)	monthly performance

	NAV in $ (%)		NAV in $ (%)		NAV in $ (%)		NAV in $ (%)		NAV in $ (%)
Apr. 1992	1.50	Jan. 1995	2.20	Oct. 1997	-3.40	Jul, 2000	-1.95	Apr. 2003	8.21
May 1992	0.69	Feb. 1995	4.04	Nov. 1997	3.33	Aug. 2000	7.28	May 2003	6.11
Jun. 1992	-2.05	Mar. 1995	2.65	Dec. 1997	1.70	Sept. 2000	-4.67	Jun. 2003	1.43
Jul, 1992	3.98	Apr. 1995	2.51	Jan. 1998	0.44	Oct. 2000	-2.04	Jul, 2003	2.36
Aug. 1992	-2.20	May 1995	3.48	Feb. 1998	7.34	Nov. 2000	-9.90	Aug. 2003	2.39
Sept. 1992	1.27	Jun. 1995	2.98	Mar. 1998	5.06	Dec. 2000	1.78	Sept. 2003	-1.15
Oct. 1992	1.17	Jul, 1995	4.02	Apr. 1998	1.10	Jan. 2001	3.83	Oct. 2003	6.12
Nov. 1992	4.23	Aug. 1995	1.07	May 1998	-2.71	Feb. 2001	-9.41	Nov. 2003	1.38
Dec. 1992	1.57	Sept. 1995	3.61	Jun. 1998	3.54	Mar. 2001	-6.72	Dec. 2003	4.48
Jan. 1993	1.01	Oct. 1995	-1.17	Jul, 1998	-2.27	Apr. 2001	8.16	Jan. 2004	2.23
Feb. 1993	0.46	Nov. 1995	4.17	Aug. 1998	-15.65	May 2001	1.01	Feb. 2004	1.43
Mar. 1993	2.46	Dec. 1995	1.54	Sept. 1998	6.68	Jun. 2001	-1.64	Mar. 2004	-1.07
Apr. 1993	-2.77	Jan. 1996	2.66	Oct. 1998	7.51	Jul, 2001	-1.71	Apr. 2004	-2.11
May 1993	3.03	Feb. 1996	1.62	Nov. 1998	6.17	Aug. 2001	-6.00	May 2004	1.35
Jun. 1993	0.55	Mar. 1996	1.14	Dec. 1998	6.45	Sept. 2001	-9.00	Jun. 2004	2.09
Jul, 1993	-0.27	Apr. 1996	2.41	Jan. 1999	3.65	Oct. 2001	2.52	Jul, 2004	-3.80
Aug. 1993	3.93	May 1996	2.66	Feb. 1999	-3.73	Nov. 2001	7.63	Aug. 2004	0.31
Sept. 1993	0.01	Jun. 1996	-0.84	Mar. 1999	3.93	Dec. 2001	1.78	Sept. 2004	1.74
Oct. 1993	1.64	Jul, 1996	-5.37	Apr. 1999	4.68	Jan. 2002	-1.24	Oct. 2004	1.68
Nov. 1993	-1.62	Aug. 1996	3.09	May 1999	-2.00	Feb. 2002	-2.05	Nov. 2004	4.68
Dec. 1993	1.90	Sept. 1996	5.38	Jun. 1999	5.16	Mar. 2002	4.38	Dec. 2004	3.63
Jan. 1994	3.08	Oct. 1996	1.43	Jul, 1999	-3.20	Apr. 2002	-4.90	Jan. 2005	-2.68
Feb. 1994	-2.16	Nov. 1996	6.81	Aug. 1999	-0.92	May 2002	-1.22	Feb. 2005	2.07
Mar. 1994	-4.52	Dec. 1996	-1.27	Sept. 1999	-2.44	Jun. 2002	-7.06	Mar. 2005	-1.75
Apr. 1994	0.89	Jan. 1997	5.46	Oct. 1999	6.29	Jul, 2002	-8.02	Apr. 2005	-2.32
May 1994	0.97	Feb. 1997	-0.11	Nov. 1999	3.42	Aug. 2002	0.53	May 2005	3.77
Jun. 1994	-2.73	Mar. 1997	-4.45	Dec. 1999	7.59	Sept. 2002	-10.07	Jun. 2005	0.81
Jul, 1994	3.08	Apr. 1997	4.50	Jan. 2000	-4.18	Oct. 2002	7.65	Jul, 2005	4.11
Aug. 1994	4.39	May 1997	7.10	Feb. 2000	2.54	Nov. 2002	6.06	Aug. 2005	-0.94
Sept. 1994	-1.85	Jun. 1997	4.37	Mar. 2000	5.69	Dec. 2002	-5.57	Sept. 2005	0.86
Oct. 1994	1.55	Jul, 1997	7.77	Apr. 2000	-5.21	Jan. 2003	-2.54	Oct. 2005	-1.86

	NAV in $ (%)		NAV in $ (%)		NAV in $ (%)		NAV in $ (%)		NAV in $ (%)
Nov. 1994	-3.65	Aug. 1997	-3.72	May 2000	-3.41	Feb. 2003	-1.69	Nov. 2005	3.97
Dec. 1994	1.23	Sept. 1997	5.77	Jun. 2000	4.42	Mar. 2003	1.09	Dec. 2005	0.14
Jan. 2006	3.50	Jan. 2007	1.88
Feb. 2006	0.00	Feb. 2007	-1.61
Mar. 2006	1.80	Mar. 2007	1.11
Apr. 2006	1.11	Apr. 2007	4.01
May 2006	-3.23	May 2007	3.56
Jun. 2006	0.17	Jun. 2007	-2.02
Jul, 2006	-0.13	Jul, 2007	-3.41
Aug. 2006	2.31
Sept. 2006	2.27
Oct. 2006	3.52
Nov. 2006	2.23
Dec. 2006	1.13

(iv)	The contents of the portfolio (as of the end of July 2007)

The number of the shares	3686
The average market capitalization	$33.4 billion Dollars
PER	18.2 x
PBR	2.9 x
ROE	18.2%
The rate of gain	20.8%
The fluctuation of sell and purchase	3.8%
Cash ratio	0.0%

(v)	Risk analysis (as of the end of July 2007)

R Squared	1.00
Beta	1.00

Note 1  R Squared and Beta are calculated from trailing 36-month fund returns relative to the MSCI US Broad Market Index.

Note 2  “R Squared” is a measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by the fund’s target index benchmark and by an overall market index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore no relationship with the index’s returns, its R-Squared would be 0.

Note 3  “Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of the fund’s target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.

2.	OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Japanese translation of the financial statements for the Fund is to be inserted here.]

3.	RECORD OF SALES AND REPURCHASE

Record of sales and repurchase during the following period and number of outstanding Shares of the Fund as of the end of July 2007 are as follows:

Total Stock Market Index Fund - Investor Shares

	Number of Units Sold	Number of Units Repurchased	Number of Units Outstanding
(August 1, 2006 - July 31, 2007) U.S Figures	358,304	176,186	1,293,047
(August 1, 2006 - July 31, 2007) Japan Sales	127,470	113,526	480,424

Note 1:  The figures in parentheses show those sold, repurchased and outstanding in Japan.

4.	OUTLINE OF THE MANAGEMENT COMPANY

(1)	Amount of Capital Stock
Not applicable.

(2)	Description of Business and Outline of Operation

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard Group, Inc., as Investment Management Company, to render investment management services, JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody, and The Vanguard Group, Inc. to act as the Transfer and Dividend-Paying Agent

(3)	Miscellaneous

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or the Investment Management Company within the six-month period preceding the filing of this Semi-annual Report.

5.	FINANCIAL CONDITIONS OF THE MANAGEMENT COMPANY

Not Applicable.